Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of intangible assets, net
	December 31, 2025	June 30, 2026	June 30, 2026
	Audited	Unaudited	Unaudited
	S$	S$	US$
Software	129,543	-	-
Total	129,543	-	-
Less: accumulated amortization	(62,613)	-	-
Net book value	66,930	-	-